1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

April 19, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: Fidelity Multi-Strategy Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of Fidelity Multi-Strategy Credit Fund (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purposes of (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; (ii) completing certain items required to be included in the Registration Statement; (iii) making certain non-material changes to the Registration Statement; and (iv) filing certain required exhibits.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz